Cash and cash equivalents	6 Months Ended
Dec. 31, 2025
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Cash and cash equivalents	Note 4. Cash and cash equivalents

	Consolidated
	December 2025 $	June 2025 $
Current assets
Cash at bank and on hand	69,459,980	4,344,691